Summary Of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Investment	Dec. 31, 2014 USD ($) Investment	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes	$ (4,251)	$ 12,053	$ (5,704)	$ (4,296)	$ 16,904
Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios | Investment			100	100
Mean investment performance assumption			6.50%	6.50%
Volatility assumption			13.40%	13.40%
Mortality assumption			87% of the Annuity	90% of the Annuity
Lapse rates, spike rates			40.00%	40.00%
Lapse rates, ultimate rate			15.00%	15.00%
Description of discount rates			Discount rates vary by contract type and are equal to an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.	Discount rates vary by contract type and are equal to an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.
Guaranteed Minimum Accumulation And Withdrawal Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios | Investment			1,000	1,000
Mortality assumption			87% of the Annuity	90% of the Annuity
Lapse rates, spike rates			40.00%	40.00%
Lapse rates, ultimate rate			15.00%	15.00%
Volatility assumption period			4 years	4 years
Annuity Policies Issued Prior To 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes				$ (8,820)
Annuity Policies Issued After 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes				(669)
Minimum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range, maximum			2.30%
Maximum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range, maximum			6.00%
Restatement Adjustment
Significant Accounting Policies [Line Items]
Purchase of available-for-sale equity securities				(4,780)
Sale of available-for-sale equity securities				$ 2,927